                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):             [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Walter Capital Management LLP
Address:          63-64 New Broad Street
                  London, EC2M 1JJ England

Form 13F File Number:  28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter Nussbaum
Title:            Authorized Person
Phone:            203-890-2094

Signature, Place, and Date of Signing:

     /s/ Peter Nussbaum       Stamford, Connecticut       August 14, 2006
     ------------------       ---------------------       ---------------
         [Signature]             [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1
                                                        -------------

Form 13F Information Table Entry Total:                   23 *
                                                        --------

Form 13F Information Table Value Total:                  $82,294
                                                        -----------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number      Name
     1       28-4043                   S.A.C. Capital Advisors, LLC
    ---      -------------



* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.


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
                                 2.                             5.                                                       8.
                               TITLE                 4.     SHARES OR                                         7.       VOTING
                                OF                 VALUE    PRINCIPLE                      6. INVESTMENT     OTHER   AUTHORITY
    1. NAME OF ISSUER          CLASS   3. CUSIP   (X$1000)   AMOUNT SHRS / PRN  PUT / CALL   DISCRETION     MANAGER    SHARED
---------------------------   ------   ---------  --------  ------- ----------  ---------- --------------   -------  ---------
ADVANCED MEDICAL OPTICS INC   Common   00763M108    1,268    25,000 SHRS                   Shared-Defined      1       25,000
ALTRIA GROUP INC              Common   02209S103    2,937    40,000 SHRS                   Shared-Defined      1       40,000
CANADIAN NAT RES LTD          Common   136385101    2,763    50,000 SHRS                   Shared-Defined      1       50,000
CSX CORP                      Common   126408103    1,057    15,000 SHRS                   Shared-Defined      1       15,000
DOW CHEM CO                   Common   260543103    1,171    30,000 SHRS                   Shared-Defined      1       30,000
GENERAL MARITIME CORP         Common   Y2692M103    5,056   136,800 SHRS                   Shared-Defined      1      136,800
GLOBALSANTAFE CORP            Common   G3930E101   15,881   275,000 SHRS                   Shared-Defined      1      275,000
KOOKMIN BK NEW                Common   50049M109    3,829    46,100 SHRS                   Shared-Defined      1       46,100
MCDERMOTT INTL INC            Common   580037109    2,274    50,000 SHRS                   Shared-Defined      1       50,000
MEDIMMUNE INC                 Common   584699102    1,355    50,000 SHRS                   Shared-Defined      1       50,000
NET 1 UEPS TECHNOLOGIES INC   Common   64107N206    5,076   185,600 SHRS                   Shared-Defined      1      185,600
NEXEN INC                     Common   65334H102    2,815    50,000 SHRS                   Shared-Defined      1       50,000
PETROQUEST ENERGY INC         Common   716748108    2,763   225,000 SHRS                   Shared-Defined      1      225,000
PRIDE INTL INC DEL            Common   74153Q102    7,808   250,000 SHRS                   Shared-Defined      1      250,000
RENOVIS INC                   Common   759885106    1,531   100,000 SHRS                   Shared-Defined      1      100,000
ROWAN COS INC                 Common   779382100    2,491    70,000 SHRS                   Shared-Defined      1       70,000
TOWN SPORTS INTL HLDGS INC    Common   89214A102      915    75,000 SHRS                   Shared-Defined      1       75,000
TRONOX INC                    Common   897051108    7,470   575,500 SHRS                   Shared-Defined      1      575,500
UNIONBANCAL CORP              Common   908906100    1,033    16,000 SHRS                   Shared-Defined      1       16,000
VALERO ENERGY CORP NEW        Common   91913Y100    4,989    75,000 SHRS                   Shared-Defined      1       75,000
WARNER MUSIC GROUP CORP       Common   934550104    3,079   104,450 SHRS                   Shared-Defined      1      104,450
ZIMMER HLDGS INC              Common   98956P102    2,836    50,000 SHRS                   Shared-Defined      1       50,000
ZYMOGENETICS INC              Common   98985T109    1,897   100,000 SHRS                   Shared-Defined      1      100,000


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VIA EDGAR



August 14, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Walter Capital Management LLP

Ladies and Gentlemen:

On behalf of Walter Capital Management LLP, enclosed for filing with the Securities and Exchange Commission (the "Commission") pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended June 30, 2006.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at 011 203-890-2094

Very truly yours,

Walter Capital Management LLP

By: Walter Capital Limited, its Managing Member

/s/ Peter Nussbaum

Peter Nussbaum, Director

Enclosures